SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Disclosure Of Accounting Policies [Line Items]
Restricted cash held by trustees	$ 1,204	$ 15,441
Trust liabilities	$ 2,614	$ 12,858